Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Nov. 02, 2015
Document Effective Date	Nov. 02, 2015
Prospectus Date	Nov. 02, 2015
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class A
Prospectus:
Trading Symbol	SSGSX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class R
Prospectus:
Trading Symbol	GOGFX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class I
Prospectus:
Trading Symbol	VSOIX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | Class Y
Prospectus:
Trading Symbol	VSOYX
Victory Sycamore Small Company Opportunity Fund (formerly Victory Small Company Opportunity Fund) | R6
Prospectus:
Trading Symbol	VSORX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class A
Prospectus:
Trading Symbol	VPGEX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class C
Prospectus:
Trading Symbol	VPGCX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class I
Prospectus:
Trading Symbol	VPGYX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | Class R
Prospectus:
Trading Symbol	VGERX
Victory NewBridge Global Equity Fund (formerly Victory Global Equity Fund) | R6
Prospectus:
Trading Symbol	VGESX